Average Annual Total Returns{- Fidelity Disruptive Technology Fund} - 05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-06 - Fidelity Disruptive Technology Fund
	Fidelity Disruptive Technology Fund Return Before Taxes Past 1 year	Fidelity Disruptive Technology Fund Return Before Taxes Since Inception		Fidelity Disruptive Technology Fund After Taxes on Distributions Past 1 year	Fidelity Disruptive Technology Fund After Taxes on Distributions Since Inception		Fidelity Disruptive Technology Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Disruptive Technology Fund After Taxes on Distributions and Sales Since Inception		Loyalty Class 1 Return Before Taxes Past 1 year	Loyalty Class 1 Return Before Taxes Since Inception		Loyalty Class 2 Return Before Taxes Past 1 year	Loyalty Class 2 Return Before Taxes Since Inception		Class F Return Before Taxes Past 1 year	Class F Return Before Taxes Since Inception		MS159 Past 1 year	MS159 Since Inception		IXXIP Past 1 year	IXXIP Since Inception
Total	9.93%	47.78%	[1]	9.45%	47.29%	[1]	6.02%	37.36%	[1]	10.18%	48.12%	[1]	10.44%	48.48%	[1]	10.98%	49.23%	[1]	18.90%	34.71%	[1]	15.29%	39.84%	[1]

[1]	(a)From April 16, 2020